Marketable Securities (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Trading		$ 613
Available for sale		8,357
Marketable securities		$ 8,970